Financing Receivable net (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2022
Financing Receivable, net
Balance at beginning of year	$ 2,239,151	$ 0
Change of allowance for credit losses	43,007	2,245,159
Translation adjustments	(51,857)	(6,008)
Balance at end of year	$ 2,230,301	$ 2,239,151